Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about property, plant and equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 20 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2021	78,907	244,824	150,617	592,892	1,067,240
Additions	5,202	24,040	9,344	117,196	155,782
Additions - business acquisitions (Note 26a)	—	4,776	984	2,404	8,164
Disposals/retirements	(4,116)	(6,997)	(6,466)	(88,261)	(105,840)
Foreign currency translation adjustment	(2,622)	(3,671)	(2,396)	(25,506)	(34,195)
As at September 30, 2022	77,371	262,972	152,083	598,725	1,091,151
Accumulated depreciation
As at September 30, 2021	21,961	156,012	97,693	439,482	715,148
Depreciation expense (Note 24)	2,888	24,127	11,815	94,821	133,651
Impairment (Note 24)	—	858	—	—	858
Disposals/retirements	(893)	(6,958)	(6,424)	(88,261)	(102,536)
Foreign currency translation adjustment	(489)	(3,392)	(1,782)	(19,915)	(25,578)
As at September 30, 2022	23,467	170,647	101,302	426,127	721,543
Net carrying amount as at September 30, 2022	53,904	92,325	50,781	172,598	369,608
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2020	79,281	241,542	165,219	661,891	1,147,933
Additions	2,000	26,349	10,956	96,418	135,723
Additions - business acquisitions (Note 26b)	—	1,200	208	414	1,822
Disposals/retirements	—	(15,284)	(20,238)	(142,724)	(178,246)
Foreign currency translation adjustment	(2,374)	(8,983)	(5,528)	(23,107)	(39,992)
As at September 30, 2021	78,907	244,824	150,617	592,892	1,067,240
Accumulated depreciation
As at September 30, 2020	20,124	150,572	108,060	496,231	774,987
Depreciation expense (Note 24)	2,590	25,512	13,547	102,774	144,423
Impairment (Note 24)	—	612	50	451	1,113
Disposals/retirements	—	(15,284)	(20,238)	(142,724)	(178,246)
Foreign currency translation adjustment	(753)	(5,400)	(3,726)	(17,250)	(27,129)
As at September 30, 2021	21,961	156,012	97,693	439,482	715,148
Net carrying amount as at September 30, 2021	56,946	88,812	52,924	153,410	352,092

Disclosure of estimated useful lives of intangible assets

Internal-use software	2 to 7 years
Business solutions	3 to 10 years
Software licenses	3 to 8 years
Client relationships	5 to 7 years

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2021	79,210	98,891	78,641	624,850	167,374	1,154,620	2,203,586
Additions	1,385	10,111	1,160	103,309	22,015	—	137,980
Additions - business acquisitions (Note 26a)	3,176	—	1,630	—	303	105,538	110,647
Disposals/retirements	(6,399)	(2,647)	(2,007)	(28,932)	(23,020)	—	(63,005)
Foreign currency translation adjustment	(1,410)	(1,869)	(844)	34,794	(3,694)	(28,765)	(1,788)
As at September 30, 2022	75,962	104,486	78,580	734,021	162,978	1,231,393	2,387,420
Accumulated amortization and impairment
As at September 30, 2021	72,303	53,834	72,731	365,597	124,201	1,008,127	1,696,793
Amortization expense (Note 24)	4,948	14,711	3,201	48,211	21,655	47,214	139,940
Impairment (Note 24)	—	519	—	2,840	—	—	3,359
Disposals/retirements	(6,399)	(2,647)	(2,007)	(28,932)	(23,020)	—	(63,005)
Foreign currency translation adjustment	(1,230)	(1,094)	(831)	20,582	(2,819)	(20,234)	(5,626)
As at September 30, 2022	69,622	65,323	73,094	408,298	120,017	1,035,107	1,771,461
Net carrying amount as at September 30, 2022	6,340	39,163	5,486	325,723	42,961	196,286	615,959

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2020	96,900	131,298	76,278	571,015	190,372	1,187,862	2,253,725
Additions	107	7,712	—	85,572	21,086	—	114,477
Additions - business acquisitions (Note 26b)	—	—	8,081	—	—	14,026	22,107
Disposals/retirements	(16,427)	(39,284)	(3,242)	(9,041)	(39,656)	—	(107,650)
Foreign currency translation adjustment	(1,370)	(835)	(2,476)	(22,696)	(4,428)	(47,268)	(79,073)
As at September 30, 2021	79,210	98,891	78,641	624,850	167,374	1,154,620	2,203,586
Accumulated amortization and impairment
As at September 30, 2020	84,431	79,745	75,170	338,122	142,456	1,012,339	1,732,263
Amortization expense (Note 24)	5,464	13,882	3,043	44,439	24,963	38,070	129,861
Impairment (Note 24)	—	—	—	4,121	—	—	4,121
Disposals/retirements	(16,427)	(39,284)	(3,242)	(9,041)	(39,656)	—	(107,650)
Foreign currency translation adjustment	(1,165)	(509)	(2,240)	(12,044)	(3,562)	(42,282)	(61,802)
As at September 30, 2021	72,303	53,834	72,731	365,597	124,201	1,008,127	1,696,793
Net carrying amount as at September 30, 2021	6,907	45,057	5,910	259,253	43,173	146,493	506,793